UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett Affiliated Fund

For the six-month period ended April 30, 2011

Lord Abbett Affiliated Fund

Semiannual Report

For the six-month period ended April 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Affiliated Fund for the six-month period ended April 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 through April 30, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 11/1/10 – 4/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,176.30	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.62	$4.21
Class B
Actual	$1,000.00	$1,173.00	$8.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.45
Class C
Actual	$1,000.00	$1,173.70	$7.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.46	$7.40
Class F
Actual	$1,000.00	$1,178.70	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.01
Class I
Actual	$1,000.00	$1,179.70	$2.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.51
Class P
Actual	$1,000.00	$1,177.10	$5.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.76
Class R2
Actual	$1,000.00	$1,175.40	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.38	$5.46
Class R3
Actual	$1,000.00	$1,176.60	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$4.91

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.49% for Class B, 1.48% for Class C, 0.60% for Class F, 0.50% for Class I, 0.95% for Class P, 1.09% for Class R2 and 0.98% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	13.47%	Information Technology	6.14%
Consumer Staples	6.18%	Materials	8.18%
Energy	15.19%	Telecommunication Services	4.12%
Financials	24.29%	Utilities	1.33%
Health Care	11.02%	Short-Term Investment	0.59%
Industrials	9.49%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2011

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.54%

COMMON STOCKS 98.58%

Aerospace & Defense 1.47%
Honeywell International, Inc.	916,200	$56,099
Raytheon Co.	268,200	13,021
United Technologies Corp.	728,800	65,286

Total		134,406

Automobiles 1.31%
Ford Motor Co.*	5,196,154	80,384
General Motors Co.*	1,213,862	38,953

Total		119,337

Beverages 1.68%
Coca-Cola Co. (The)	1,030,000	69,484
PepsiCo, Inc.	1,221,000	84,115

Total		153,599

Biotechnology 0.65%
Amgen, Inc.*	553,228	31,451
Human Genome Sciences, Inc.*	954,300	28,123

Total		59,574

Capital Markets 5.09%
Bank of New York Mellon Corp. (The)	1,042,025	30,177
Goldman Sachs Group, Inc. (The)	1,486,875	224,533
Morgan Stanley	3,801,288	99,404
State Street Corp.	1,134,952	52,832
T. Rowe Price Group, Inc.	896,990	57,631

Total		464,577

Chemicals 5.00%
Agrium, Inc. (Canada)(a)	433,900	39,238
Dow Chemical Co. (The)	4,997,059	204,829

Investments	Shares	Fair Value (000)
E.I. du Pont de Nemours & Co.	1,246,600	$70,794
Monsanto Co.	930,200	63,291
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	1,391,000	78,425

Total		456,577

Commercial Banks 6.70%
BB&T Corp.	476,449	12,826
Comerica, Inc.	566,855	21,501
Fifth Third Bancorp	6,147,800	81,581
PNC Financial Services Group, Inc. (The)	1,961,279	122,266
Regions Financial Corp.	5,151,900	37,815
SunTrust Banks, Inc.	2,547,804	71,823
Wells Fargo & Co.	9,050,053	263,447

Total		611,259

Computers & Peripherals 1.32%
Dell, Inc.*	3,325,200	51,574
EMC Corp.*	1,964,200	55,665
Hewlett-Packard Co.	331,631	13,388

Total		120,627

Consumer Finance 1.48%
Capital One Financial Corp.	2,474,400	135,424

Containers & Packaging 0.34%
Owens-Illinois, Inc.*	1,030,300	30,569

Diversified Financial Services 7.60%
Bank of America Corp.	19,182,470	235,561
Citigroup, Inc.*	29,019,600	133,200
JPMorgan Chase & Co.	7,110,942	324,472

Total		693,233

Diversified Telecommunication Services 3.79%
AT&T, Inc.	6,164,749	191,847

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2011

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services (continued)
CenturyLink, Inc.	1,625,100	$66,271
Verizon Communications, Inc.	2,325,800	87,869

Total		345,987

Electric: Utilities 1.15%
Duke Energy Corp.	1,580,900	29,484
NextEra Energy, Inc.	339,300	19,194
Progress Energy, Inc.	278,600	13,220
Southern Co.	1,110,100	43,338

Total		105,236

Electronic Equipment, Instruments & Components 1.20%
Arrow Electronics, Inc.*	574,500	26,192
Avnet, Inc.*	968,700	35,183
Corning, Inc.	2,290,300	47,959

Total		109,334

Energy Equipment & Services 2.29%
Cameron International Corp.*	494,600	26,075
Halliburton Co.	1,243,171	62,755
Schlumberger Ltd.	1,340,198	120,283

Total		209,113

Food & Staples Retailing 0.90%
CVS Caremark Corp.	2,263,100	82,015

Food Products 0.56%
General Mills, Inc.	818,700	31,585
Kraft Foods, Inc. Class A	576,234	19,350

Total		50,935

Health Care Equipment & Supplies 0.48%
Baxter International, Inc.	556,700	31,676
Covidien plc (Ireland)(a)	215,054	11,977

Total		43,653

Investments	Shares	Fair Value (000)
Health Care Providers & Services 3.39%
AmerisourceBergen Corp.	433,100	$17,601
HCA Holdings, Inc.*	778,900	25,548
McKesson Corp.	1,095,500	90,937
UnitedHealth Group, Inc.	2,549,296	125,502
WellPoint, Inc.	641,900	49,292

Total		308,880

Hotels, Restaurants & Leisure 2.74%
Carnival Corp.	3,438,007	130,885
Marriott International, Inc. Class A	2,226,872	78,609
Starwood Hotels & Resorts Worldwide, Inc.	672,100	40,037

Total		249,531

Household Products 1.92%
Colgate-Palmolive Co.	729,700	61,550
Procter & Gamble Co. (The)	1,744,100	113,192

Total		174,742

Industrial Conglomerates 2.14%
General Electric Co.	9,562,700	195,557

Insurance 1.63%
MetLife, Inc.	1,372,957	64,240
Prudential Financial, Inc.	1,327,700	84,203

Total		148,443

Life Sciences Tools & Services 0.76%
Thermo Fisher Scientific, Inc.*	1,159,900	69,582

Machinery 3.06%
Caterpillar, Inc.	777,407	89,721
Eaton Corp.	1,887,360	101,030
Joy Global, Inc.	373,145	37,669
Parker Hannifin Corp.	533,664	50,335

Total		278,755

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2011

Investments	Shares	Fair Value (000)
Media 8.01%
Comcast Corp. Class A	4,713,000	$123,669
News Corp. Class A	4,973,200	88,622
Omnicom Group, Inc.	2,069,300	101,789
Time Warner Cable, Inc.	1,259,094	98,373
Time Warner, Inc.	2,270,316	85,954
Viacom, Inc. Class B	1,417,800	72,535
Walt Disney Co. (The)	3,708,100	159,819

Total		730,761

Metals & Mining 2.85%
Barrick Gold Corp. (Canada)(a)	591,800	30,188
Cliffs Natural Resources, Inc.	947,000	88,753
Freeport-McMoRan Copper & Gold, Inc.	1,556,700	85,665
Nucor Corp.	99,420	4,669
United States Steel Corp.	1,058,300	50,491

Total		259,766

Multi-Line Retail 1.44%
J.C. Penney Co., Inc.	1,710,713	65,777
Kohl’s Corp.	422,386	22,264
Target Corp.	873,986	42,913

Total		130,954

Multi-Utilities 0.17%
PG&E Corp.	345,100	15,902

Oil, Gas & Consumable Fuels 12.92%
Anadarko Petroleum Corp.	964,500	76,138
Apache Corp.	725,000	96,693
Canadian Natural Resources Ltd. (Canada)(a)	109,900	5,161
Cenovus Energy, Inc. (Canada)(a)	313,000	12,019
Chevron Corp.	2,596,332	284,143

Investments	Shares	Fair Value (000)
Devon Energy Corp.	457,300	$41,614
El Paso Corp.	3,074,155	59,669
EOG Resources, Inc.	327,902	37,023
Exxon Mobil Corp.	1,378,892	121,343
Hess Corp.	1,792,529	154,086
Occidental Petroleum Corp.	1,255,284	143,466
Range Resources Corp.	540,800	30,528
Southwestern Energy Co.*	748,700	32,838
Suncor Energy, Inc. (Canada)(a)	1,826,300	84,083

Total		1,178,804

Pharmaceuticals 5.76%
Johnson & Johnson	1,574,000	103,443
Merck & Co., Inc.	3,871,400	139,177
Pfizer, Inc.	11,243,200	235,658
Teva Pharmaceutical Industries Ltd. ADR	1,023,034	46,783

Total		525,061

Real Estate Investment Trusts 0.86%
Host Hotels & Resorts, Inc.	4,421,575	78,660

Road & Rail 2.83%
CSX Corp.	260,100	20,468
Hertz Global Holdings, Inc.*	10,021,559	172,471
Union Pacific Corp.	632,600	65,455

Total		258,394

Semiconductors & Semiconductor Equipment 1.55%
Intel Corp.	1,978,400	45,879
Micron Technology, Inc.*	2,940,300	33,196
Texas Instruments, Inc.	1,744,000	61,964

Total		141,039

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

April 30, 2011

Investments	Shares	Fair Value (000)
Software 2.08%
Activision Blizzard, Inc.	2,304,500	$26,248
Adobe Systems, Inc.*	2,983,800	100,107
Microsoft Corp.	789,200	20,535
Oracle Corp.	1,192,100	42,975

Total		189,865

Tobacco 1.13%
Altria Group, Inc.	1,603,849	43,048
Philip Morris International, Inc.	860,500	59,753

Total		102,801

Wireless Telecommunication Services 0.33%
Crown Castle International Corp.*	709,200	30,396

Total Common Stocks (cost $6,871,343,216)		8,993,348

LIMITED LIABILITY COMPANY 0.96%

Diversified Financial Services
Oaktree Capital Management, LLC† (cost $86,900,000)	1,975,000	87,394

Total Long-Term Investments (cost $6,958,243,216)		9,080,742

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.59%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $5,685,000 of U.S. Treasury Note at 1.125% due 12/15/2012 and $48,765,000 of U.S. Treasury Note at 1.375% due 2/15/2013; value: $55,388,663; proceeds: $54,300,749 (cost $54,300,704)	$54,301	$54,301

Total Investments in Securities 100.13% (cost $7,012,543,920)		9,135,043

Liabilities in Excess of Other Assets (0.13%)		(11,923)

Net Assets 100.00%		$9,123,120

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2011

ASSETS:
Investments in securities, at cost	$7,012,543,920
Investments in securities, at fair value	$9,135,042,836
Receivables:
Investment securities sold	36,572,547
Interest and dividends	12,886,661
Capital shares sold	3,690,350
Prepaid expenses and other assets	54,460
Total assets	9,188,246,854
LIABILITIES:
Payables:
Investment securities purchased	25,048,619
Capital shares reacquired	23,381,131
Management fee	2,307,193
12b-1 distribution fees	7,122,166
Directors’ fees	4,536,007
Fund administration	297,215
To affiliates (See Note 3)	37,776
Accrued expenses and other liabilities	2,397,029
Total liabilities	65,127,136
NET ASSETS	$9,123,119,718
COMPOSITION OF NET ASSETS:
Paid-in capital	$9,818,145,579
Undistributed net investment income	6,142,977
Accumulated net realized loss on investments	(2,823,667,754)
Net unrealized appreciation on investments	2,122,498,916
Net Assets	$9,123,119,718

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2011

Net assets by class:
Class A Shares	$7,450,139,886
Class B Shares	$264,760,730
Class C Shares	$618,945,756
Class F Shares	$134,479,485
Class I Shares	$454,127,221
Class P Shares	$156,635,277
Class R2 Shares	$807,593
Class R3 Shares	$43,223,770
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	600,582,597
Class B Shares (300 million shares of common stock authorized, $.001 par value)	21,292,882
Class C Shares (300 million shares of common stock authorized, $.001 par value)	49,929,841
Class F Shares (300 million shares of common stock authorized, $.001 par value)	10,837,366
Class I Shares (300 million shares of common stock authorized, $.001 par value)	36,488,076
Class P Shares (200 million shares of common stock authorized, $.001 par value)	12,654,178
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	65,196
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	3,485,913
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.40
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$13.16
Class B Shares-Net asset value	$12.43
Class C Shares-Net asset value	$12.40
Class F Shares-Net asset value	$12.41
Class I Shares-Net asset value	$12.45
Class P Shares-Net asset value	$12.38
Class R2 Shares-Net asset value	$12.39
Class R3 Shares-Net asset value	$12.40

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $166,398)	$82,102,214
Interest and other	17,195
Total investment income	82,119,409
Expenses:
Management fee	13,943,747
12b-1 distribution plan-Class A	12,571,720
12b-1 distribution plan-Class B	1,414,705
12b-1 distribution plan-Class C	3,015,731
12b-1 distribution plan-Class F	63,867
12b-1 distribution plan-Class P	359,810
12b-1 distribution plan-Class R2	2,074
12b-1 distribution plan-Class R3	96,532
Shareholder servicing	5,492,355
Fund administration	1,796,353
Reports to shareholders	329,865
Subsidy (See Note 3)	265,885
Directors’ fees	138,810
Registration	75,722
Custody	51,958
Professional	49,977
Other	143,866
Gross expenses	39,812,977
Expense reductions (See Note 7)	(7,099)
Net expenses	39,805,878
Net investment income	42,313,531
Net realized and unrealized gain:
Net realized gain on investments	168,112,392
Net change in unrealized appreciation/depreciation on investments	1,248,577,394
Net realized and unrealized gain	1,416,689,786
Net Increase in Net Assets Resulting From Operations	$1,459,003,317

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Operations:
Net investment income	$42,313,531	$73,021,927
Net realized gain on investments	168,112,392	139,794,859
Net change in unrealized appreciation/depreciation on investments	1,248,577,394	781,902,883
Net increase in net assets resulting from operations	1,459,003,317	994,719,669
Distributions to shareholders from:
Net investment income
Class A	(33,613,404)	(58,268,877)
Class B	(345,475)	(553,564)
Class C	(862,507)	(1,168,482)
Class F	(762,768)	(838,450)
Class I	(3,068,455)	(5,993,520)
Class P	(633,080)	(1,309,224)
Class R2	(2,599)	(1,664)
Class R3	(154,501)	(164,013)
Total distributions to shareholders	(39,442,789)	(68,297,794)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	337,525,446	530,334,844
Reinvestment of distributions	34,491,853	59,944,852
Cost of shares reacquired	(1,259,551,147)	(2,602,605,493)
Net decrease in net assets resulting from capital share transactions	(887,533,848)	(2,012,325,797)
Net increase (decrease) in net assets	532,026,680	(1,085,903,922)
NET ASSETS:
Beginning of period	$8,591,093,038	$9,676,996,960
End of period	$9,123,119,718	$8,591,093,038
Undistributed net investment income	$6,142,977	$3,272,235

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$ 9.61	$9.38	$16.55	$15.84	$14.52

Investment operations:

Net investment income(a)	.06		.09	.11	.18	.22	.20

Net realized and unrealized gain (loss)	1.80		.97	.23	(5.53)	1.69	2.34

Total from investment operations	1.86		1.06	.34	(5.35)	1.91	2.54

Distributions to shareholders from:

Net investment income	(.05)		(.08)	(.10)	(.21)	(.20)	(.20)

Net realized gain	–		–	–	(1.61)	(1.00)	(1.02)

Return of capital	–		–	(.01)	–	–	–

Total distributions	(.05)		(.08)	(.11)	(1.82)	(1.20)	(1.22)

Net asset value, end of period	$12.40		$10.59	$9.61	$ 9.38	$16.55	$15.84

Total Return(b)	17.63	%(c)	11.07%	3.94%	(35.65)%	12.96%	18.55%

Ratios to Average Net Assets:

Expenses, including expense reductions	.42	%(c)	.85%	.88%	.82%	.81%	.82%

Expenses, excluding expense reductions	.42	%(c)	.85%	.88%	.82%	.81%	.82%

Net investment income	.49	%(c)	.83%	1.29%	1.40%	1.38%	1.31%

Supplemental Data:
Net assets, end of period (000)	$7,450,140		$6,993,549	$7,708,503	$9,253,480	$16,793,740	$16,090,845

Portfolio turnover rate	6.26	%(c)	24.56%	76.89%	105.60%	85.96%	39.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$ 9.63	$9.41	$16.60	$15.88	$14.55

Investment operations:

Net investment income(a)	.02		.02	.06	.09	.11	.10

Net realized and unrealized gain (loss)	1.81		.98	.23	(5.56)	1.71	2.35

Total from investment operations	1.83		1.00	.29	(5.47)	1.82	2.45

Distributions to shareholders from:

Net investment income	(.01)		(.02)	(.06)	(.11)	(.10)	(.10)

Net realized gain	–		–	–	(1.61)	(1.00)	(1.02)

Return of capital	–		–	(.01)	–	–	–

Total distributions	(.01)		(.02)	(.07)	(1.72)	(1.10)	(1.12)

Net asset value, end of period	$12.43		$10.61	$9.63	$ 9.41	$16.60	$15.88

Total Return(b)	17.30	%(c)	10.34%	3.26%	(36.12)%	12.24%	17.80%

Ratios to Average Net Assets:

Expenses, including expense reductions	.74	%(c)	1.50%	1.53%	1.48%	1.46%	1.47%

Expenses, excluding expense reductions	.74	%(c)	1.50%	1.53%	1.48%	1.46%	1.47%

Net investment income	.17	%(c)	.18%	.67%	.74%	.73%	.66%

Supplemental Data:
Net assets, end of period (000)	$264,761		$288,531	$419,831	$611,888	$1,261,984	$1,346,862

Portfolio turnover rate	6.26	%(c)	24.56%	76.89%	105.60%	85.96%	39.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.58		$ 9.61	$9.39	$16.56	$15.85	$14.53

Investment operations:

Net investment income(a)	.02		.02	.05	.09	.11	.10

Net realized and unrealized gain (loss)	1.82		.97	.24	(5.54)	1.70	2.34

Total from investment operations	1.84		.99	.29	(5.45)	1.81	2.44

Distributions to shareholders from:

Net investment income	(.02)		(.02)	(.06)	(.11)	(.10)	(.10)

Net realized gain	–		–	–	(1.61)	(1.00)	(1.02)

Return of capital	–		–	(.01)	–	–	–

Total distributions	(.02)		(.02)	(.07)	(1.72)	(1.10)	(1.12)

Net asset value, end of period	$12.40		$10.58	$9.61	$ 9.39	$16.56	$15.85

Total Return(b)	17.37	%(c)	10.28%	3.28%	(36.07)%	12.22%	17.77%

Ratios to Average Net Assets:

Expenses, including expense reductions	.73	%(c)	1.50%	1.53%	1.48%	1.46%	1.47%

Expenses, excluding expense reductions	.73	%(c)	1.50%	1.53%	1.48%	1.46%	1.47%

Net investment income	.17	%(c)	.18%	.64%	.74%	.73%	.66%

Supplemental Data:
Net assets, end of period (000)	$618,946		$595,084	$697,681	$870,934	$1,710,033	$1,665,058

Portfolio turnover rate	6.26	%(c)	24.56%	76.89%	105.60%	85.96%	39.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$ 9.61	$9.38	$16.56	$16.29

Investment operations:

Net investment income(b)	.07		.11	.10	.21	.02

Net realized and unrealized gain (loss)	1.82		.97	.26	(5.54)	.25

Total from investment operations	1.89		1.08	.36	(5.33)	.27

Distributions to shareholders from:

Net investment income	(.07)		(.10)	(.12)	(.24)	–

Net realized gain	–		–	–	(1.61)	–

Return of capital	–		–	(.01)	–	–

Total distributions	(.07)		(.10)	(.13)	(1.85)	–

Net asset value, end of period	$12.41		$10.59	$9.61	$ 9.38	$16.56

Total Return(c)	17.87	%(d)	11.33%	4.18%	(35.52)%	1.66	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.30	%(d)	.60%	.62%	.59%	.05	%(d)

Expenses, excluding expense reductions	.30	%(d)	.60%	.62%	.59%	.05	%(d)

Net investment income	.61	%(d)	1.07%	1.14%	1.89%	.14	%(d)

Supplemental Data:
Net assets, end of period (000)	$134,479		$86,360	$64,867	$16,844	$10

Portfolio turnover rate	6.26	%(d)	24.56%	76.89%	105.60%	85.96%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.62		$ 9.64	$9.40	$16.60	$15.88	$14.56

Investment operations:

Net investment income(a)	.08		.12	.13	.22	.27	.25

Net realized and unrealized gain (loss)	1.82		.97	.24	(5.55)	1.71	2.34

Total from investment operations	1.90		1.09	.37	(5.33)	1.98	2.59

Distributions to shareholders from:

Net investment income	(.07)		(.11)	(.12)	(.26)	(.26)	(.25)

Net realized gain	–		–	–	(1.61)	(1.00)	(1.02)

Return of capital	–		–	(.01)	–	–	–

Total distributions	(.07)		(.11)	(.13)	(1.87)	(1.26)	(1.27)

Net asset value, end of period	$12.45		$10.62	$9.64	$ 9.40	$16.60	$15.88

Total Return(b)	17.97	%(c)	11.40%	4.38%	(35.50)%	13.39%	18.91%

Ratios to Average Net Assets:

Expenses, including expense reductions	.25	%(c)	.50%	.53%	.47%	.46%	.47%

Expenses, excluding expense reductions	.25	%(c)	.50%	.53%	.48%	.46%	.47%

Net investment income	.66	%(c)	1.18%	1.56%	1.75%	1.74%	1.66%

Supplemental Data:
Net assets, end of period (000)	$454,127		$435,609	$560,500	$504,923	$666,851	$1,208,936

Portfolio turnover rate	6.26	%(c)	24.56%	76.89%	105.60%	85.96%	39.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.57		$ 9.59	$9.36	$16.52	$15.82	$14.50

Investment operations:

Net investment income(a)	.05		.07	.10	.16	.20	.18

Net realized and unrealized gain (loss)	1.81		.98	.23	(5.52)	1.69	2.34

Total from investment operations	1.86		1.05	.33	(5.36)	1.89	2.52

Distributions to shareholders from:

Net investment income	(.05)		(.07)	(.09)	(.19)	(.19)	(.19)

Net realized gain	–		–	–	(1.61)	(1.00)	(1.01)

Return of capital	–		–	(.01)	–	–	–

Total distributions	(.05)		(.07)	(.10)	(1.80)	(1.19)	(1.20)

Net asset value, end of period	$12.38		$10.57	$9.59	$ 9.36	$16.52	$15.82

Total Return(b)	17.71	%(c)	10.88%	3.85%	(35.73)%	12.80%	18.46%

Ratios to Average Net Assets:

Expenses, including expense reductions	.47	%(c)	.95%	.98%	.92%	.91%	.92%

Expenses, excluding expense reductions	.47	%(c)	.95%	.98%	.93%	.91%	.92%

Net investment income	.44	%(c)	.73%	1.19%	1.30%	1.27%	1.21%

Supplemental Data:
Net assets, end of period (000)	$156,635		$158,627	$212,223	$267,251	$433,828	$433,955

Portfolio turnover rate	6.26	%(c)	24.56%	76.89%	105.60%	85.96%	39.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.58		$ 9.61	$9.38	$16.55	$16.29

Investment operations:

Net investment income(b)	.04		.06	.07	.14	.02

Net realized and unrealized gain (loss)	1.81		.97	.25	(5.53)	.24

Total from investment operations	1.85		1.03	.32	(5.39)	.26

Distributions to shareholders from:

Net investment income	(.04)		(.06)	(.08)	(.17)	–

Net realized gain	–		–	–	(1.61)	–

Return of capital	–		–	(.01)	–	–

Total distributions	(.04)		(.06)	(.09)	(1.78)	–

Net asset value, end of period	$12.39		$10.58	$9.61	$ 9.38	$16.55

Total Return(c)	17.54	%(d)	10.78%	3.70%	(35.83)%	1.60	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.54	%(d)	1.09%	1.11%	1.07%	.09	%(d)

Expenses, excluding expense reductions	.54	%(d)	1.09%	1.11%	1.07%	.09	%(d)

Net investment income	.35	%(d)	.57%	.85%	1.16%	.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$808		$419	$185	$85	$10

Portfolio turnover rate	6.26	%(d)	24.56%	76.89%	105.60%	85.96%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.58		$ 9.61	$9.38	$16.56	$16.29

Investment operations:

Net investment income(b)	.05		.07	.08	.16	.02

Net realized and unrealized gain (loss)	1.82		.97	.25	(5.54)	.25

Total from investment operations	1.87		1.04	.33	(5.38)	.27

Distributions to shareholders from:

Net investment income	(.05)		(.07)	(.09)	(.19)	–

Net realized gain	–		–	–	(1.61)	–

Return of capital	–		–	(.01)	–	–

Total distributions	(.05)		(.07)	(.10)	(1.80)	–

Net asset value, end of period	$12.40		$10.58	$9.61	$ 9.38	$16.56

Total Return(c)	17.66	%(d)	10.86%	3.80%	(35.79)%	1.66	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.49	%(d)	1.00%	1.01%	.98%	.08	%(d)

Expenses, excluding expense reductions	.49	%(d)	1.00%	1.01%	.98%	.08	%(d)

Net investment income	.41	%(d)	.67%	.89%	1.41%	.11	%(d)

Supplemental Data:
Net assets, end of period (000)	$43,224		$32,915	$13,206	$4,275	$10

Portfolio turnover rate	6.26	%(d)	24.56%	76.89%	105.60%	85.96%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended October 31, 2007 through October 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in

Notes to Financial Statements (unaudited)(continued)

pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$8,993,348	$–	$–	$8,993,348
Limited Liability Company	–	87,394	–	87,394
Repurchase Agreement	–	54,301	–	54,301
Total	$8,993,348	$141,695	$–	$9,135,043

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2011, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of April 30, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 2.78%, .34%, .61% and .11%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2011:

Distributor Commissions	Dealers’ Concessions
$518,542	$2,831,321

Distributor received CDSCs of $43,048 and $14,619 for Class A and Class C shares, respectively, for the six months ended April 30, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any,

Notes to Financial Statements (unaudited)(continued)

are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2011 and the fiscal year ended October 31, 2010 was as follows:

	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010
Distributions paid from:
Ordinary income	$39,442,789	$68,297,794
Total distributions paid	$39,442,789	$68,297,794

As of October 31, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2017	Total
$2,954,552,544	$2,954,552,544

As of April 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,045,433,868
Gross unrealized gain	2,235,174,228
Gross unrealized loss	(145,565,260)
Net unrealized security gain	$2,089,608,968

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2011 were as follows:

Purchases	Sales
$555,915,993	$1,369,500,902

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,663,872	$172,651,460	31,129,216	$322,188,249
Converted from Class B*	2,006,979	23,641,800	8,254,645	84,927,753
Reinvestment of distributions	2,504,383	29,372,481	5,004,267	51,166,534
Shares reacquired	(79,084,121)	(919,686,012)	(185,943,541)	(1,911,612,622)
Decrease	(59,908,887)	$(694,020,271)	(141,555,413)	$(1,453,330,086)

Class B Shares
Shares sold	197,431	$2,318,747	1,417,299	$14,636,231
Reinvestment of distributions	27,052	315,374	47,639	501,073
Shares reacquired	(4,118,458)	(48,372,442)	(9,611,640)	(99,891,185)
Converted to Class A*	(2,002,860)	(23,641,800)	(8,240,971)	(84,927,753)
Decrease	(5,896,835)	$(69,380,121)	(16,387,673)	$(169,681,634)

Class C Shares
Shares sold	1,365,104	$16,046,008	3,235,001	$33,352,495
Reinvestment of distributions	49,748	581,919	75,860	795,842
Shares reacquired	(7,727,114)	(90,049,264)	(19,685,330)	(202,096,218)
Decrease	(6,312,262)	$(73,421,337)	(16,374,469)	$(167,947,881)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	5,223,195	$57,689,373	4,774,367	$48,409,532
Reinvestment of distributions	43,477	510,489	36,878	375,373
Shares reacquired	(2,583,018)	(29,969,889)	(3,406,162)	(34,972,959)
Increase	2,683,654	$28,229,973	1,405,083	$13,811,946

Class I Shares
Shares sold	5,758,718	$69,050,034	6,725,949	$67,835,630
Reinvestment of distributions	250,061	2,946,306	562,575	5,749,795
Shares reacquired	(10,528,182)	(128,236,553)	(24,425,898)	(253,849,864)
Decrease	(4,519,403)	$(56,240,213)	(17,137,374)	$(180,264,439)

Class P Shares
Shares sold	719,780	$8,554,908	1,537,681	$15,535,147
Reinvestment of distributions	52,441	613,116	117,964	1,204,624
Shares reacquired	(3,132,404)	(36,486,107)	(8,771,180)	(89,501,482)
Decrease	(2,360,183)	$(27,318,083)	(7,115,535)	$(72,761,711)

Class R2 Shares
Shares sold	27,054	$305,306	31,982	$320,351
Reinvestment of distributions	190	2,219	109	1,118
Shares reacquired	(1,699)	(20,096)	(11,661)	(126,108)
Increase	25,545	$287,429	20,430	$195,361

Class R3 Shares
Shares sold	930,111	$10,909,610	2,719,939	$28,057,209
Reinvestment of distributions	12,767	149,949	14,760	150,493
Shares reacquired	(566,823)	(6,730,784)	(998,802)	(10,555,055)
Increase	376,055	$4,328,775	1,735,897	$17,652,647
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

At meetings held on December 15 and 16, 2010, the Board of Directors (the “Board”), including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the results of the examination of the portfolio management team by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of two performance universes, the first consisting of large-cap core funds and the second consisting of large-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the first performance universe for the nine-month period, the fifth quintile for the one-year and three-year periods, the fourth quintile for the five-year period, and the first quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Large-Cap Core Index for the nine-month, one-year, three-year, and five-year periods and higher than that of the Index for the ten-year period. As to the second performance universe, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile for the nine-month, three-year, five-year, and ten-year periods and the fifth quintile for the one-year period. The Board also observed that the investment performance was lower than that of the Lipper Large-Cap Value Index for the nine-month, one-year, three-year, and five-year periods and higher than that of the Index for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board noted that Lord Abbett had changed the portfolio manager for the Fund in 2009, naming Daniel H. Frascarelli to be the portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of two peer groups, the first consisting of large-cap core funds and the second consisting of large-cap value funds. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the amount and nature of the fees paid by shareholders. As to the first peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management fees and administrative services fees were approximately twenty-four basis points below the median of the peer group and the actual management fees and administrative services fees were approximately twenty-five basis points below the median of the peer group. The Board also observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately nineteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-eight basis points below the median of the peer group, the total expense ratio of Class I was approximately sixteen basis points below the median of the peer group, the total expense ratio of Class P was approximately thirty-one basis points below the median of the peer group, the total expense ratio of Class R2 was approximately eighteen basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-eight basis points below the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management fees and administrative services fees were approximately eighteen basis points below the median of the peer group and the actual management fees and administrative services fees were approximately sixteen basis points below the median of the peer group. The Board also observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-three basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-six basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-one basis points below the median of the peer group, the total expense ratio of Class P was approximately thirty basis points below the median of the peer group, the total expense ratio of Class R2 was approximately seventeen basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-seven basis points below the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Affiliated Fund, Inc.

LAA-3-0411

(06/11)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011